Non-current and current Borrowings - Summary of Current and Non-current Borrowings (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Non-current portion of non-current borrowings, by type [abstract]
Less – Deferred financing costs		$ (16.8)	$ (33.1)
Total non-current borrowings	[1]	2,065.7	2,115.0
Current borrowings and current portion of non-current borrowings [abstract]
Current portion of non-current borrowings		0.5	0.8
Short-term financing costs		(15.8)	(15.1)
Total current borrowings		0.5	0.8
Total borrowings		2,066.2	2,115.9
Term Loan B-1 [Member]
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of non-current loans received		938.9	950.0
Current borrowings and current portion of non-current borrowings [abstract]
Current portion of non-current borrowings		11.0	11.0
Term Loan B -3 [Member]
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of non-current loans received		499.6	474.1
Current borrowings and current portion of non-current borrowings [abstract]
Current portion of non-current borrowings		5.2	4.9
6.25% OPCO Notes [Member]
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of non-current notes and debentures issued		425.0	425.0
8.75%/9.50% Holdco Notes [Member]
Non-current portion of non-current borrowings, by type [abstract]
Non-current portion of non-current notes and debentures issued		$ 219.0	$ 299.1

[1]	The notes are an integral part of these consolidated financial statements.